Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity [Line Items]
Net loss	$ (4,340,975)	$ (11,525,102)	$ (27,114,293)
Net operation cash outflow	(7,724,364)	(12,318,965)	$ (14,651,633)
Accumulated deficit	(68,161,722)	$ (65,337,075)
Unrestricted cash	12,000,000
Line of Credit [Member]
Liquidity [Line Items]
Restricted cash	$ 1,000,000